Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 9 – Commitments and Contingencies

Legal Proceedings

We are engaged from time to time in the defense of lawsuits arising out of the ordinary course and conduct of our business. There is no action, suit, proceeding, inquiry, or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our Company or our subsidiary, threatened against our Company, our common stock, our subsidiary or of our Company or our subsidiary’s officers or directors in their capacities as such.

Advisor Agreements

On July 14, 2021, the Company entered into a three year consulting agreement (the “Agreement”) for which the consultant is to serve on the Company’s Advisory Board and provide services as defined in the Agreement. Per the terms of the Agreement, the Company issued 12,500 restricted shares of common stock to the consultant, with a fair value at grant date was approximately $25,000, and granted options, contingent on the achievement of defined milestones, to purchase 25,000 shares of the Company’s common stock on January 1, 2022, options to purchase 30,000 shares of the Company’s common stock on July 1, 2022, options to purchase 30,000 shares of the Company’s common stock on January 1, 2023, and options to purchase 30,000 shares of the Company’s common stock on July 1, 2023. Each option shall have a term of three (3) years, vest immediately upon grant by the Company, and be exercisable at $2.00 per share. No options were earned as of June 30, 2022.

ICM Capital Management, LLC

On August 24, 2021, the Company entered into an advisor agreement with ICM Capital Management, LLC (“ICM”) regarding the role and compensation of ICM in connection with transactions in which the Company, directly or indirectly through one or more affiliates, raises debt capital or receives a loan from one or more investors identified by ICM to the Company to raise up to $2.0 million. The advisor agreement shall expire on the date specified by either ICM or the Company not less than 30 days prior to the date of termination. The Company agreed to pay ICM a fee equal to 2.0% of the total principal amount of the loan to be made by an investor to the Company.

INTE Securities LLC

On August 24, 2021, the Company entered into an advisor agreement with INTE Securities LLC (“INTE”) regarding the role and compensation of INTE in connection with equity transactions in which the Company, in each case directly or indirectly through one or more affiliates, (i) raises equity capital from one or more investors or otherwise issues the Company’s capital stock or (ii) otherwise issues instruments convertible into the Company’s capital stock, with the principal purpose of raising capital from one or more investors identified by INTE to the Company. The advisor agreement shall expire on the date specified by either INTE or the Company not less than 30 days prior to the date of termination. The Company agreed to pay INTE a fee equal to 4.0% of the total principal amount of the equity capital received from an investor by the Company. The INTE fee will be fully earned and due and payable at the initial closing of such transaction regardless of whether the capital raised is funded at the initial closing or over time.

Corporate Capital Group, Inc.

On April 19, 2022, the Company entered into an advisor agreement (“Agreement”) with Corporate Capital Group, Inc. (“CCG”) to assist the Company as its non-exclusive financial advisor with regard to a proposed capital investment by third parties introduced to the Company by CCG (the “Investors”). This authorization includes the possible sale of any of the Company’s assets including its intellectual property, business or equity, debt or other securities. This authorization covers such a sale by means of any merger, consolidation, recapitalization, joint venture, business combination, exchange offer or purchase or sale or licensing of securities or assets. Also covered by this authorization is any other transaction resulting in a change of control of the Company or its assets, securities or business, the acquisition of any shares of its stock or the disposition outside the ordinary course of business of any of its assets, securities or business. This Agreement shall become effective on the date of execution of this Agreement by the Company (the “Effective Date”) and the term of this Agreement and the appointment provided for herein (the “Term”) shall end at any time after three (3) months following the Effective Date, on thirty days written notice from either party to the other.

Compensation for Services

1.	The Company agreed to pay CCG a fee of $10,000 per month until completion of all contemplated Transactions or the end of the Term, whichever occurs sooner.
2.	If any Investor Transaction is consummated (a) during the Term with any Investor; or (b) within thirty-six months after the end of the Term with any Investor, then:

i)	At each closing of an Investor Transaction, the Company shall pay CCG or cause CCG to be paid, a cash fee (the “Investor Transaction Fee”) of seven percent (7%) of the Aggregate Consideration (as hereinafter defined) of the Investor Transaction, on the same day as each payment is received by the Company from the Investor.

ii)	In connection with the exercise of any warrants issued to the Investor in connection with the Investor Transactions (the “Investor Warrants”), the Company shall pay CCG or cause CCG to be paid, by wire transfer on the day that the Company receives any payment resulting from the exercise of the Investor Warrants, a cash fee of seven percent (7%) of the Aggregate Consideration received by the Company in connection with the exercise of the Investor Warrants.

iii)	On completion of any Transaction, the Company shall issue to CCG or its permitted assignees, warrants (the “Agent Warrants”) to purchase seven percent (7%) of the aggregate number of shares of common stock of the Company sold (or issuable upon exercise of any convertible securities sold) in such Investor Transaction at an exercise price equal to one hundred percent (100%) of the purchase price or the conversion price of the securities sold in the Investor Transaction. For the avoidance of doubt only, the Agent Warrants shall represent seven percent (7%) of the stock issued to the Investor and not seven percent (7%) of the total Company equity. The Agent Warrants shall provide for (a) a five (5) year term, and (b) cashless exercise provisions, and (c) piggyback and demand registration rights, and (d) standard anti-dilution protections. The shares of the Common Stock of the Company underlying the Agent Warrants, if any, (and the shares of Common Stock underlying the securities issuable upon exercise of the Agent Warrants) shall be registered in the registration statement, if any, filed in connection with the Investor Transaction.

Aggregate Consideration is defined and computed as follows:

●	The total sale proceeds and other consideration received by the Company and/or holders of its stock, options, warrants and convertible securities upon the consummation of any Transaction, and if a portion of such consideration includes contingent payments, Aggregate Consideration shall also include the face value of such payments as and when they are received by the Company.

●	If the Aggregate Consideration for the Transaction consists in whole or in part of securities or other property, for the purposes of calculating the amount of Aggregate Consideration, the value of such securities or other property will be the value thereof on the day preceding the consummation of the Transaction as the Company and CCG agree, provided, however, that in the case of securities for which there is a public trading market, the value will be determined by the average last sales prices for such securities for the last twenty trading days prior to such consummation as determined by CCG. In the case of debt securities for which there is no public trading market, the value thereof shall be the principal amount thereof. If there is no public trading market for securities or other property other than debt securities received or receivable as part of Aggregate Consideration and the parties are unable to agree on their value, then each of CCG and the Company will select an investment banking firm respected in the merger and acquisition field to determine a value and the midpoint between the two values established by the two independent experts will be the fair market value for the purpose hereof.

3.	If any Technology Partner Transaction is consummated (a) during the Term with any Technology Partner; or (b) within thirty-six months after the end of the Term with any Technology Partner; then, at each closing of a Technology Partner Transaction, the Company shall pay CCG a cash fee (the “Technology Partner Transaction Fee”) of five percent (5%) of the gross payments received by the Company from the Technology Partner Transaction, and the Technology Partner Transaction Fee due for each calendar quarter shall be paid in arrears by the Company to CCG within fifteen (15) calendar days of the end of that calendar quarter.

4.	The Company agrees to reimburse CCG for all reasonable out-of-pocket expenses incurred in carrying out the terms of this Agreement, including travel and entertainment, courier, and other reasonable expenses. These out-of-pocket expenses shall be payable from time to time upon invoicing by CCG at any time after the commencement of this Agreement, and all invoices shall be payable by the Company within seven (7) days.

Note 9 – Commitment and Contingencies

Legal Proceeding

We are engaged from time to time in the defense of lawsuits arising out of the ordinary course and conduct of our business. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our Company or our subsidiary, threatened against our Company, our common stock, our subsidiary or of our Company or our subsidiary’s officers or directors in their capacities as such.

Kingdom Building Consulting Agreement

On April 1, 2021, the Company entered into a consulting agreement with Kingdom Building, Inc. (“KBI”). For an initial one-year period, with automatic annual extensions thereafter, KBI will advise, counsel and inform designated officers and employees of the Company as it relates to financial markets, competitors, business acquisitions and other aspects of or concerning the Company’s business about which KBI has knowledge or expertise.

The Company agreed to pay $5,000 per month, with an additional $5,000 per month deferred until the closing of the first financing of $250,000 or greater. At the closing of the financing, the amount deferred will be due in full and the monthly fee will be $10,000 for the remainder of the contract term. The Company also agreed to sell to KBI, at par value, 50,000 shares of the Company’s common stock.

Upon the closing of an investment in the Company of at least $5 million in gross proceeds by a third party investor, or any other funding that may take the form of, but not be limited to, debt or other alternative financing, or the entry into a joint venture or any other form of merger or consolidation between any other entity and the Company, the Company agreed to sell to KBI, at par value, shares of Company common stock equal to one percent (1.00%) to the Company’s fully diluted shares outstanding, and upon the closing of an initial public offering of at least $5 million in gross proceeds, or any other form or merger or combination between any other entity and the Company, the Company agreed to sell to KBI, at par value, shares of Company common stock equity to one-half percent (0.50%) of the Company’s fully diluted shares outstanding.

Advisory Agreements

On July 14, 2021, the Company entered into a three-year consulting agreement (the “Agreement”) for which the consultant is to serve on the Company’s Advisory Board and provide services as defined in the Agreement. Per the terms of the Agreement, the Company issued 12,500 restricted shares of common stock to the consultant, with a fair value at grant date was approximately $25,000, and granted options, contingent on the achievement of defined milestones, to purchase 25,000 shares of the Company’s common stock on January 1, 2022, options to purchase 30,000 shares of the Company’s common stock on July 1, 2022, options to purchase 30,000 shares of the Company’s common stock on January 1, 2023, and options to purchase 30,000 shares of the Company’s common stock on July 1, 2023. Each option shall have a term of three (3) years, vest immediately upon grant by the Company, and be exercisable at $2.00 per share. No options were earned as of December 31, 2021.

On August 24, 2021, the Company entered into an advisor agreement with ICM Capital Management, LLC (“ICM”) regarding the role and compensation of ICM in connection with transactions in which the Company, directly or indirectly through one or more affiliates, raises debt capital or receives a loan from one or more investors identified by ICM to the Company to raise up to $2.0 million. The advisor agreement shall expire on the date specified by either ICM or the Company not less than 30 days prior to the date of termination. The Company agreed to pay ICM a fee equal to 2.0% of the total principal amount of the loan to be made by an investor to the Company.

On August 24, 2021, the Company entered into an advisor agreement with INTE Securities LLC (“INTE”) regarding the role and compensation of INTE in connection with equity transactions in which the Company, in each case directly or indirectly through one or more affiliates, (i) raises equity capital from one or more investors or otherwise issues the Company’s capital stock or (ii) otherwise issues instruments convertible into the Company’s capital stock, with the principal purpose of raising capital from one or more investors identified by INTE to the Company. The advisor agreement shall expire on the date specified by either INTE or the Company not less than 30 days prior to the date of termination. The Company agreed to pay INTE a fee equal to 4.0% of the total principal amount of the equity capital received from an investor by the Company. The INTE fee will be fully earned and due and payable at the initial closing of such transaction regardless of whether the capital raised is funded at the initial closing or over time. No fees were earned as of December 31, 2021.

Chief Executive Officer Employment Agreement

Jonathon Destler, Chief Executive Officer

The Company and Jonathan Destler entered into an Employment Agreement (the “Employment Agreement”) dated December 17, 2018, and as amended on March 31, 2021, which provides for an annual base salary of $240,000 for per annum. The salary will increase by 7% on November 1 of each year, based on the salary due in the year prior to each such 7% increase.

The Employment Agreement also grants to Mr. Destler an option, dated March 31, 2021, to purchase 4,000,000 shares of common stock under the Company’s 2016 Equity Incentive Plan, at an exercise price of $2.00 per share, for a term to expire on April 1, 2031, and where 83,333 shares underlying the option vest monthly, beginning on May 1, 2021 (see Note 7).

Mr. Destler shall be granted 1,000,000 shares of our common stock upon our listing of common stock on any market of the Nasdaq or New York Stock Exchange. Mr. Destler may, in his sole discretion, be granted any part of or all such 1,000,000 shares in the form of a warrant or option, exercisable at $0.001 per share, for the purchase of 1,000,000 shares of our common stock, for a term of five (5) years. Mr. Destler’s grant of and right to such 1,000,000 shares is conditioned upon and subject to Mr. Destler being an employee, officer or director of the Company at the time that the Company’s shares of common stock are listed on the Nasdaq or New York Stock Exchange.

The Employment Agreement also provides for cash bonus(es), payable to Mr. Destler, equal to 10% of first $1,000,000 of our gross profits, 8% of the second $1,000,000 of our gross profits, 6% of the third $1,000,000 of our gross profits, 4% of the fourth $1,000,000 of our gross profits, and 2% of all of our gross profits in excess of $4,000,000. In lieu of any cash payment due to Mr. Destler as a bonus, Mr. Destler, may in his sole discretion, elect to receive shares of our common stock of the Company, valued at $0.75 per share.

The Employment Agreement also provides for a cash fee, payable to Mr. Destler, (i) equal to 3% (the “Transaction Fee”) of the aggregate value of any sale of all or a substantial amount of the assets or the capital stock of us, any sale, merger, consolidation or other event which results in the transfer of control of or a material interest in the Company or of all or a substantial amount of the assets of our Company, provided, however, in no event shall the Transaction Fee be less than $750,000, and (ii) equal to 6% (the “Licensing Transaction Fee”) of the aggregate value of any license, partnership or co-promotional agreement, joint venture, alliance, reselling agreement, development agreement and any other such transaction in which we transfer any rights to our technology or intellectual property where the aggregate licensing value is greater than $5,000,000, provided, however, that in no event shall the License Transaction Fee be less than $750,000.

The Employment Agreement also obligates us to pay for Mr. Destler’s costs related to his reasonable monthly cell phone and other mobile Internet costs, home office Internet costs, car and commuting costs not to exceed $1,000 per month, and club membership costs, all of which are payable not later than 10 days after the end of each month. Mr. Destler is also entitled to participate in our employee benefit programs and provide for other customary benefits. Finally, the employment agreements prohibit the executive from engaging in certain activities which compete with us, seek to recruit its employees, or disclose any of its trade secrets or otherwise confidential information.

Mr. Destler is entitled to receive severance benefits upon termination of employment with the Company. Mr. Destler’s entitlement to such severance benefits shall be conditioned upon Mr. Destler’s execution and delivery to us of (i) a general release of all claims, (ii) a resignation from all of Mr. Destler’s positions with us and (iii) an agreement not to directly or indirectly be employed or involved with any business developing or exploiting any products or services that are competitive with products or services (a) being commercially developed or exploited by us during Mr. Destler’s employment and (b) on which Mr. Destler worked or about which Mr. Destler learned proprietary information or trade secrets of us during Mr. Destler’s employment with us.

If Mr. Destler voluntarily elects to terminate his employment with us other than by Mr. Destler’s resignation for good reason or if we terminate Mr. Destler’s employment for cause, or Mr. Destler dies or becomes incapacitated or otherwise disabled in such a manner that, in the sole determination of our board of directors, Mr. Destler cannot reasonably perform the duties to us, then Mr. Destler shall not be entitled to receive payment of any severance benefits. Mr. Destler will receive payment for all salary and unpaid vacation accrued as of the date of Mr. Destler’s termination of employment and Mr. Destler’s benefits will be continued solely to the extent of our then existing benefit plans and policies in accordance with such plans and policies in effect on the date of termination.

If Mr. Destler’s employment is terminated by us without cause or by Mr. Destler’s resignation for good reason prior to or more than 12 months after, a change of control, Mr. Destler will receive payment for all salary and unpaid vacation accrued as of the date of Mr. Destler’s termination of employment, and, in addition, Mr. Destler will be entitled to receive the following severance benefits:

(i) continued payment of his base salary for a period of 12 months following the date of termination, in accordance with our normal payroll practices;

(ii) reimbursement of his premium cost for continuation coverage for the lesser of the first 12 months of continuation coverage or that number of months until Mr. Destler becomes eligible for reasonably comparable benefits under any future employer’s health insurance plan, provided Mr. Destler makes a timely election for such continuation coverage and presents reasonably requested documentation of payment of such premiums;

(iii) payment of 100% of Mr. Destler’s current year discretionary cash bonus;

(iv) accelerated vesting as to 50% of Mr. Destler’s then unvested option shares; and

(v) reimbursement for up to $100,000 of expenses incurred in obtaining new employment, provided Mr. Destler submits evidence that is satisfactory to us that the amount involved was expended and related to obtaining new employment.

If Mr. Destler’s employment is terminated by us without cause or by Mr. Destler’s resignation for good reason in either case within 12 months following a change of control, Mr. Destler will receive payment for all salary and unpaid vacation accrued as of the date of Mr. Destler’s termination of employment, and, in addition, Mr. Destler will be entitled to receive the following severance benefits:

(i) continued payment of his base salary for a period of 18 months following the date of termination, in accordance with our normal payroll practices;

(ii) reimbursement of his premium cost for continuation coverage for the lesser of the first 18 months of continuation coverage or that number of months until Mr. Destler becomes eligible for reasonably comparable benefits under any future employer’s health insurance plan, provided Mr. Destler makes a timely election for such continuation coverage and presents reasonably requested documentation of payment of such premiums;

(iii) payment of 150% of Mr. Destler’s current year discretionary cash bonus regardless of our or Mr. Destler’s achievement of the goals referred to in his employment agreement;

(iv) accelerated vesting of 100% of all the unvested stock options; and

(v) reimbursement for up to $50,000 of expenses incurred in obtaining new employment, provided Mr. Destler submits evidence that is satisfactory to us that the amount involved was expended and related to obtaining new employment.